PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 100.3%
Common Stocks
Aerospace & Defense 2.8%
Curtiss-Wright Corp.	9,000	$2,652,300
General Dynamics Corp.	5,700	1,702,647
General Electric Co.	28,200	4,799,640
Howmet Aerospace, Inc.	42,200	4,038,540
L3Harris Technologies, Inc.	10,600	2,405,034
Lockheed Martin Corp.	6,700	3,630,864
Northrop Grumman Corp.	11,000	5,327,520
		24,556,545
Air Freight & Logistics 0.8%
FedEx Corp.	21,700	6,558,825
United Parcel Service, Inc. (Class B Stock)	5,800	756,146
		7,314,971
Automobile Components 0.1%
Aptiv PLC*	18,400	1,276,776
Automobiles 1.9%
Ford Motor Co.	429,700	4,649,354
General Motors Co.	122,600	5,433,632
Harley-Davidson, Inc.	14,000	525,000
Tesla, Inc.*	27,900	6,474,753
		17,082,739
Banks 2.8%
Bank of America Corp.	20,900	842,479
BankUnited, Inc.	45,700	1,760,364
Citizens Financial Group, Inc.	59,800	2,551,666
JPMorgan Chase & Co.	54,881	11,678,677
Popular, Inc. (Puerto Rico)	15,400	1,580,502
Truist Financial Corp.	74,400	3,324,936
Wells Fargo & Co.	50,600	3,002,604
		24,741,228
Beverages 2.1%
Coca-Cola Co. (The)	142,000	9,477,080
Keurig Dr. Pepper, Inc.	150,500	5,159,140
PepsiCo, Inc.	23,700	4,092,279
		18,728,499

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 1.5%
AbbVie, Inc.	37,251	$6,903,355
Alkermes PLC*	29,000	792,280
Amgen, Inc.	6,500	2,161,055
Biogen, Inc.*	12,600	2,686,320
Twist Bioscience Corp.*	9,000	502,290
Vertex Pharmaceuticals, Inc.*	500	247,860
		13,293,160
Broadline Retail 4.2%
Amazon.com, Inc.*	200,240	37,440,875
Building Products 0.4%
Owens Corning	11,400	2,124,732
Resideo Technologies, Inc.*	64,600	1,467,712
		3,592,444
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	89,500	5,823,765
BGC Group, Inc. (Class A Stock)	240,900	2,218,689
BlackRock, Inc.	700	613,550
Goldman Sachs Group, Inc. (The)	14,400	7,330,032
Intercontinental Exchange, Inc.	10,500	1,591,380
Janus Henderson Group PLC	25,500	949,365
KKR & Co., Inc.	16,800	2,073,960
Morgan Stanley	40,300	4,159,363
Raymond James Financial, Inc.	10,400	1,206,400
S&P Global, Inc.	8,500	4,120,205
T. Rowe Price Group, Inc.	2,400	274,104
		30,360,813
Chemicals 1.0%
Ecolab, Inc.	2,100	484,449
LyondellBasell Industries NV (Class A Stock)	8,400	835,464
PPG Industries, Inc.	14,200	1,803,116
Sherwin-Williams Co. (The)	15,900	5,577,720
		8,700,749

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.0%
Arista Networks, Inc.*	19,200	$6,653,760
Cisco Systems, Inc.	37,882	1,835,383
		8,489,143
Construction Materials 0.8%
CRH PLC	25,600	2,193,920
Vulcan Materials Co.	18,100	4,968,631
		7,162,551
Consumer Finance 0.0%
LendingClub Corp.*	33,100	414,081
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	3,000	2,466,000
Dollar Tree, Inc.*	15,800	1,648,572
Target Corp.	34,300	5,159,063
United Natural Foods, Inc.*	136,300	2,112,650
Walmart, Inc.	17,900	1,228,656
		12,614,941
Diversified Consumer Services 0.2%
Frontdoor, Inc.*	45,400	1,791,484
Diversified Telecommunication Services 1.2%
AT&T, Inc.	281,635	5,421,474
Verizon Communications, Inc.	137,800	5,583,656
		11,005,130
Electric Utilities 0.8%
NRG Energy, Inc.	54,900	4,126,833
PNM Resources, Inc.	45,600	1,896,048
Portland General Electric Co.	23,400	1,108,692
		7,131,573
Electrical Equipment 1.1%
Acuity Brands, Inc.	1,200	301,620
Eaton Corp. PLC	20,400	6,217,716

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	18,700	$2,189,957
Vertiv Holdings Co. (Class A Stock)	16,700	1,314,290
		10,023,583
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. (Class A Stock)	10,400	668,304
TD SYNNEX Corp.	6,600	786,522
		1,454,826
Energy Equipment & Services 0.3%
Halliburton Co.	13,500	468,180
Schlumberger NV	46,200	2,230,998
		2,699,178
Entertainment 1.4%
Netflix, Inc.*	15,000	9,425,250
Walt Disney Co. (The)	30,800	2,885,652
		12,310,902
Financial Services 4.2%
Berkshire Hathaway, Inc. (Class B Stock)*	23,674	10,381,049
Fidelity National Information Services, Inc.	43,800	3,365,154
Global Payments, Inc.	7,500	762,300
Mastercard, Inc. (Class A Stock)	17,600	8,161,296
PayPal Holdings, Inc.*	92,800	6,104,384
Visa, Inc. (Class A Stock)	31,625	8,401,814
		37,175,997
Food Products 0.3%
Archer-Daniels-Midland Co.	23,200	1,438,632
Hain Celestial Group, Inc. (The)*	47,100	364,554
Vital Farms, Inc.*	32,700	1,193,223
		2,996,409
Ground Transportation 1.5%
CSX Corp.	166,900	5,858,190
Union Pacific Corp.	32,000	7,895,360
		13,753,550

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	71,400	$7,564,115
Becton, Dickinson & Co.	25,900	6,243,454
Boston Scientific Corp.*	46,600	3,442,808
Medtronic PLC	65,700	5,277,024
		22,527,401
Health Care Providers & Services 2.2%
Centene Corp.*	67,000	5,153,640
Cigna Group (The)	7,600	2,649,892
Elevance Health, Inc.	8,200	4,362,646
McKesson Corp.	4,200	2,591,484
UnitedHealth Group, Inc.	8,400	4,839,744
		19,597,406
Health Care REITs 0.1%
Ventas, Inc.	8,700	473,628
Hotels, Restaurants & Leisure 1.1%
Chipotle Mexican Grill, Inc.*	62,500	3,395,000
Darden Restaurants, Inc.	3,300	482,757
Dave & Buster’s Entertainment, Inc.*	19,700	740,917
Hilton Worldwide Holdings, Inc.	9,000	1,932,030
McDonald’s Corp.	11,700	3,105,180
		9,655,884
Household Products 1.2%
Colgate-Palmolive Co.	68,000	6,744,920
Energizer Holdings, Inc.	44,200	1,360,918
Procter & Gamble Co. (The)	18,186	2,923,581
		11,029,419
Industrial Conglomerates 0.9%
3M Co.	55,900	7,130,045
Honeywell International, Inc.	3,400	696,150
		7,826,195
Industrial REITs 0.7%
Americold Realty Trust, Inc.	10,200	304,878

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs (cont’d.)
LXP Industrial Trust	182,300	$1,877,690
Prologis, Inc.	33,200	4,184,860
		6,367,428
Insurance 2.7%
Allstate Corp. (The)	34,200	5,852,304
Assurant, Inc.	25,800	4,511,646
Genworth Financial, Inc. (Class A Stock)*	65,300	442,081
MetLife, Inc.	75,600	5,809,860
Oscar Health, Inc. (Class A Stock)*	32,800	579,904
Progressive Corp. (The)	31,900	6,830,428
Willis Towers Watson PLC	1,600	451,648
		24,477,871
Interactive Media & Services 6.6%
Alphabet, Inc. (Class A Stock)	126,480	21,696,379
Alphabet, Inc. (Class C Stock)	107,460	18,606,699
Meta Platforms, Inc. (Class A Stock)	35,280	16,752,003
Pinterest, Inc. (Class A Stock)*	58,000	1,853,100
		58,908,181
IT Services 1.1%
Cognizant Technology Solutions Corp. (Class A Stock)	75,200	5,691,136
International Business Machines Corp.	21,030	4,040,704
		9,731,840
Life Sciences Tools & Services 2.1%
Danaher Corp.	28,700	7,952,196
Illumina, Inc.*	3,400	416,840
Mettler-Toledo International, Inc.*	200	304,206
Thermo Fisher Scientific, Inc.	15,814	9,699,359
West Pharmaceutical Services, Inc.	1,000	306,170
		18,678,771
Machinery 1.0%
Allison Transmission Holdings, Inc.	27,600	2,445,084
Blue Bird Corp.*	9,200	479,504
Flowserve Corp.	43,500	2,198,925

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Tennant Co.	11,600	$1,249,204
Terex Corp.	37,500	2,372,250
		8,744,967
Marine Transportation 0.1%
Kirby Corp.*	3,700	454,656
Media 0.3%
Comcast Corp. (Class A Stock)	72,200	2,979,694
Metals & Mining 0.4%
Carpenter Technology Corp.	5,700	831,459
Freeport-McMoRan, Inc.	58,800	2,670,108
		3,501,567
Mortgage Real Estate Investment Trusts (REITs) 0.1%
MFA Financial, Inc.	78,300	876,177
Multi-Utilities 0.8%
Avista Corp.	75,000	2,938,500
Black Hills Corp.	36,700	2,167,135
CMS Energy Corp.	25,400	1,645,920
DTE Energy Co.	3,700	445,961
		7,197,516
Oil, Gas & Consumable Fuels 3.5%
Antero Resources Corp.*	9,900	287,298
Cheniere Energy, Inc.	4,900	894,936
Chevron Corp.	41,800	6,707,646
ConocoPhillips	57,000	6,338,400
Devon Energy Corp.	51,300	2,412,639
Diamondback Energy, Inc.	17,700	3,580,887
Exxon Mobil Corp.	77,400	9,178,866
Phillips 66	6,000	872,880
World Kinect Corp.	19,200	536,256
		30,809,808

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 0.2%
Delta Air Lines, Inc.	7,600	$326,952
SkyWest, Inc.*	23,300	1,862,602
		2,189,554
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	56,200	2,672,872
Elanco Animal Health, Inc.*	86,200	1,124,048
Eli Lilly & Co.	15,700	12,627,039
Johnson & Johnson	77,158	12,179,390
Merck & Co., Inc.	84,400	9,548,172
Perrigo Co. PLC	12,600	356,202
		38,507,723
Professional Services 0.1%
Dun & Bradstreet Holdings, Inc.	40,000	435,200
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.*	3,100	777,790
Residential REITs 0.4%
Equity Residential	48,400	3,370,092
Retail REITs 0.1%
Acadia Realty Trust	17,700	383,028
Urban Edge Properties	17,300	351,190
		734,218
Semiconductors & Semiconductor Equipment 12.1%
Analog Devices, Inc.	1,200	277,656
Applied Materials, Inc.	29,500	6,259,900
Broadcom, Inc.	53,000	8,516,040
Intel Corp.	148,000	4,549,520
Lam Research Corp.	7,000	6,448,680
Micron Technology, Inc.	47,700	5,238,414
Monolithic Power Systems, Inc.	800	690,472
NVIDIA Corp.	524,700	61,400,394
NXP Semiconductors NV (China)	3,900	1,026,324
QUALCOMM, Inc.	51,000	9,228,450
Teradyne, Inc.	29,900	3,921,684
		107,557,534

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 9.6%
Adobe, Inc.*	5,200	$2,868,580
Autodesk, Inc.*	9,000	2,227,680
Informatica, Inc. (Class A Stock)*	18,200	435,708
Intuit, Inc.	1,400	906,290
Microsoft Corp.	153,384	64,168,197
Oracle Corp.	1,900	264,955
Salesforce, Inc.	24,900	6,444,120
ServiceNow, Inc.*	5,900	4,804,901
Verint Systems, Inc.*	57,500	2,078,050
Zoom Video Communications, Inc. (Class A Stock)*	15,000	906,000
		85,104,481
Specialized REITs 0.5%
Iron Mountain, Inc.	13,600	1,394,816
Outfront Media, Inc.	19,300	313,046
Public Storage	10,300	3,047,976
		4,755,838
Specialty Retail 1.9%
Home Depot, Inc. (The)	21,400	7,878,624
Lowe’s Cos., Inc.	31,100	7,635,361
Ulta Beauty, Inc.*	3,700	1,350,093
		16,864,078
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	282,480	62,733,158
Dell Technologies, Inc. (Class C Stock)	10,800	1,227,744
Hewlett Packard Enterprise Co.	206,200	4,105,442
NetApp, Inc.	10,500	1,333,290
Pure Storage, Inc. (Class A Stock)*	33,800	2,025,634
		71,425,268
Textiles, Apparel & Luxury Goods 0.2%
G-III Apparel Group Ltd.*	70,500	1,943,685

Total Long-Term Investments (cost $573,424,913)		893,616,017

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 1.6%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $13,268,440)(wb)	13,268,440	$13,268,440

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $992,885)	5.305%	09/19/24	1,000	992,858

Total Short-Term Investments (cost $14,261,325)				14,261,298

TOTAL INVESTMENTS 101.9% (cost $587,686,238)				907,877,315
Liabilities in excess of other assets(z) (1.9)%				(17,205,872)

Net Assets 100.0%				$890,671,443

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
47	S&P 500 E-Mini Index	Sep. 2024	$13,061,300	$129,617
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).